UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4427

Waddell & Reed Advisors Municipal High Income Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Municipal High Income Fund
December 31, 2008
(In Thousands)

MUNICIPAL BONDS	Principal	Value
Alabama - 0.18%
Butler County Industrial Development Authority (Alabama), Environmental Improvement Revenue Bonds, 2008 Series A,
7.000%, 9-1-32	$1,000	$681

Arizona - 2.20%
Arizona Health Facilities Authority, Hospital Revenue Bonds (Phoenix Children's Hospital), Series 2007C,
2.250%, 2-1-42 (A)	2,500	1,983
The Industrial Development Authority of the County of Mohave, Tax Exempt Correctional Facilities Contract Revenue Bonds (Mohave Prison, LLC Expansion Project), Series 2008,
8.000%, 5-1-25	5,000	4,532
The Industrial Development Authority of the County of Pima, Education Revenue Bonds (Noah Webster Basic School Project), Series 2004A,
6.125%, 12-15-34	1,115	779
The Industrial Development Authority of the City of Tucson, Arizona, Education Revenue Bonds (Arizona Agribusiness and Equine Center, Inc. Project), Series 2004A,
6.125%, 9-1-34	1,380	954
		8,248
California - 3.38%
California Municipal Finance Authority, Education Revenue Bonds (American Heritage Education Foundation Project), Series 2006A,
5.250%, 6-1-36	1,000	605
CRHMFA Homebuyers Fund, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2007 A,
5.450%, 2-1-48	3,060	2,459
CRHMFA Homebuyers Fund, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2007 C,
5.300%, 2-1-49	9,185	7,025
Redevelopment Agency of the City of San Buenaventura, Merged San Buenaventura Redevelopment Project, 2008 Tax Allocation Bonds:
7.750%, 8-1-28	1,000	1,037
8.000%, 8-1-38	1,500	1,563
		12,689
Colorado - 10.39%
Church Ranch Metropolitan District,City of Westminster, Colorado, General Obligation Limited Tax Bonds, Series 2003,
6.000%, 12-1-33	1,260	795
Colorado Educational and Cultural Facilities Authority, Charter
      School Revenue Bonds, Collegiate Academy of Colorado
      Project, A Charter School Created by Jefferson County
      School District R-1, Jefferson County, State of Colorado,
      Series 2002,

7.500%, 12-15-31	3,000	3,170
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (The Classical Academy Project), Series 2008B,
8.000%, 12-1-38	1,200	1,068
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (The Classical Academy Project), Series 2008A,
7.400%, 12-1-38	2,785	2,490
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (Twin Peaks Charter Academy Project), Series 2008,
7.000%, 11-15-38	4,230	3,671
Colorado Health Facilities Authority, Revenue Bonds (Christian Living Communities Project), Series 2006A,
5.750%, 1-1-37	3,350	1,861
Confluence Metropolitan District (in the Town of Avon, Colorado), Tax Supported Revenue Bonds, Series 2007:
5.400%, 12-1-27	1,000	605
5.450%, 12-1-34	1,000	562
Cordillera Metropolitan District, General Obligation Bonds, Series 2000B,
6.200%, 12-1-20	165	136
City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2002E:
5.250%, 11-15-13	6,000	5,859
5.250%, 11-15-14	4,000	3,928
Granby Ranch Metropolitan District (in the Town of Granby, Colorado), Limited Tax General Obligation Bonds, Series 2006,
6.750%, 12-1-36	3,000	1,920
Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2008,
6.200%, 12-1-37	5,000	3,187
Pine Bluffs Metropolitan District (in the Town of Parker), Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2004,
7.250%, 12-1-24	3,325	2,527
Piney Creek Village Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds (Limited Tax Convertible to Unlimited Tax), Series 2005,
5.500%, 12-1-35	1,100	598
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Series 2003,
6.050%, 12-1-33	1,245	786
Sorrel Ranch Metropolitan District (in the City of Aurora), Arapahoe County, Colorado, General Obligation (Limited Tax Convertible to Unlimited Tax) Bonds, Series 2006,
5.750%, 12-1-36	1,445	765
Tallgrass Metropolitan District, Arapahoe County, Colorado, General Obligation (Limited Tax Convertible to Unlimited Tax) Refunding and Improvement Bonds, Series 2007,
5.250%, 12-1-37	1,925	1,039
Tallyn's Reach Metropolitan District No. 3 (in the City of Aurora, Colorado), Limited Tax (Convertible to Unlimited Tax), General Obligation Bonds, Series 2004,
6.750%, 12-1-33	1,000	685
Valagua Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2008,
7.750%, 12-1-37	3,000	2,132
Wildgrass Metropolitan District (in the City and County of Broomfield, Colorado), General Obligation (Limited Tax Convertible to Unlimited Tax) Refunding Bonds, Series 2007,
6.200%, 12-1-34	2,000	1,248
		39,032
Connecticut - 1.62%
Connecticut Development Authority, Pollution Control Revenue Refunding Bonds (The Connecticut Light and Power Company Project - 1993B Series),
5.950%, 9-1-28	2,500	1,902
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.500%, 1-1-14	4,735	4,200
		6,102
Delaware - 0.18%
Sussex County, Delaware, Adjustable Rate First Mortgage Revenue Bonds (Cadbury at Lewes Project), Series 2006B:
5.900%, 1-1-26	375	249
6.000%, 1-1-35	700	432
		681
Florida - 0.42%
Florida Development Finance Corporation, Revenue Bonds, Series 2008A (Sculptor Charter School Project),
7.250%, 10-1-38	2,000	1,561

Georgia - 0.47%
Savannah Economic Development Authority,First Mortgage Revenue Bonds (The Marshes of Skidaway Island Project), Series 2003A:
7.400%, 1-1-24	660	516
7.400%, 1-1-34	1,725	1,267
		1,783
Illinois - 5.19%
City of Belleville, Illinois, Tax Increment Refunding Revenue Bonds (Frank Scott Parkway Redevelopment Project), Series 2007A:
5.000%, 5-1-26	4,550	2,624
5.700%, 5-1-36	1,500	849
Illinois Finance Authority, Revenue Bonds (Three Crowns Park Project), Series 2006A,
5.875%, 2-15-26	1,000	638
Illinois Finance Authority, Revenue Bonds (Three Crowns Park Project), Series 2006A,
5.875%, 2-15-38	1,000	572
Illinois Finance Authority, Revenue Bonds (The Landing at Plymouth Place Project), Series 2005A,
6.000%, 5-15-25	1,500	990
Illinois Finance Authority, Revenue Bonds (Monarch Landing, Inc. Facility), Series 2007 A,
7.000%, 12-1-37	1,500	1,010
Illinois Health Facilities Authority Series 2003A-1 (Villa St. Benedict Project),
6.900%, 11-15-33	2,600	1,170
Village of McCook, Cook County, Illinois, General Obligation Bonds, Series 2008,
5.100%, 12-1-28	1,475	1,391
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001:
6.050%, 12-15-19	1,000	820
6.350%, 12-15-24	2,975	2,338
Southwestern Illinois Development Authority, Senior Care Facility Revenue Bonds, Series 2006 (Eden Retirement Center, Inc. Project),
5.850%, 12-1-36	2,675	1,633
Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Series 2007 (City of Collinsville Limited Incremental Sales Tax Project),
5.350%, 3-1-31	1,250	760
Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Series 2008 (City of Granite City Project),
7.000%, 12-1-22	6,000	4,685
		19,480
Indiana - 1.04%
City of Hammond (Indiana), Redevelopment District Revenue Bonds, Series 2008 (Marina Area Project),
6.000%, 1-15-17	3,000	2,580
City of Whiting (Indiana), Redevelopment District Tax Increment Revenue Bonds, Series 2006 (Standard Avenue Project),
5.350%, 1-15-27	2,160	1,332
		3,912
Iowa - 3.34%
City of Cedar Rapids, Iowa, First Mortgage Revenue Bonds, Series 1998-A(Cottage Grove Place Project),
5.875%, 7-1-28	5,000	3,386
City of Cedar Rapids, Iowa, First Mortgage Adjustable Revenue Bonds,Series 2004 (Cottage Grove Place Project),
6.500%, 7-1-33	4,370	3,660
City of Coralville, Iowa (Coralville Marriott Hotel and
      Convention Center), Certificates of Participation Evidencing
      Undivided Proportionate Interests in Base Lease Payments
      Pursuant to a Lease Purchase Agreement, Series 2006D,

5.250%, 6-1-26	1,200	1,102
Iowa Finance Authority, Retirement Community Revenue Bonds (Edgewater, a Wesley Active Life Community, LLC Project), Series 2007A,
6.750%, 11-15-37	4,000	2,668
Scott County, Iowa, Revenue Refunding Bonds (Ridgecrest Village), Series 2006,
5.250%, 11-15-21	2,650	1,740
		12,556
Kansas - 8.08%
City of Atchison, Kansas, Hospital Revenue Bonds (Atchison Hospital Association), Series 2008A,
6.750%, 9-1-30	2,920	2,101
City of Lenexa, Kansas, Special Obligation Tax Increment Revenue Bonds (City Center East Project I), Series 2007,
6.000%, 4-1-27	4,920	3,326
City of Olathe, Kansas, Senior Living Facility Revenue Bonds (Catholic Care Campus, Inc.), Series 2006A,
6.000%, 11-15-38	4,750	2,958
City of Olathe, Kansas, Special Obligation Tax Increment Revenue Bonds (West Village Center Project), Series 2007,
5.500%, 9-1-26	1,000	653
City of Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds (The Olathe Gateway TDD No. 1a Project), Series 2006:
5.000%, 12-1-16	1,325	961
5.000%, 12-1-28	1,850	995
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2006A-3 Bonds,
5.300%, 12-1-28	2,160	2,000
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2006B-1 Bonds,
5.300%, 12-1-38	3,990	3,736
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2006B-2 Bonds,
5.250%, 12-1-38	4,175	3,558
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2006B-4 Bonds,
5.550%, 12-1-38	4,705	3,982
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2007A-1 Bonds,
5.500%, 12-1-38	4,750	4,061
Certificates of Participation, Series 1998A, Evidencing Proportionate Interests of the Owners Thereof in Rental Payments to be Made by the City of Spring Hill, Kansas, to Spring Hill Golf Corporation:
5.750%, 1-15-06 (B)	75	19
6.250%, 1-15-13 (B)	270	68
6.375%, 1-15-20 (B)	325	81
6.500%, 1-15-28 (B)	4,470	1,117
Wilson County, Kansas, Hospital Revenue Bonds, Series 2006,
6.200%, 9-1-26	1,000	741
		30,357
Louisiana - 1.09%
Calcasieu Parish Public Trust Authority, Single Family Mortgage Revenue Bonds (Guaranteed Mortgage-Backed Securities Program), Series 2006B,
5.350%, 9-1-38	3,725	3,125
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, (Shreveport Airport Cargo Facility Project), Series 2008C,
7.000%, 1-1-33	1,000	952
		4,077
Massachusetts - 1.51%
Massachusetts Development Finance Agency, First Mortgage Revenue Refunding Bonds, Reeds Landing Project, Series 2006,
5.750%, 10-1-31	2,900	1,878
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds, Inc. Facility), Series 2007 A,
5.750%, 11-15-42	2,375	1,201
Massachusetts Industrial Finance Agency,Resource Recovery Revenue Refunding Bonds (Ogden Haverhill Project), Series 1998A Bonds:
5.500%, 12-1-13	1,000	851
5.600%, 12-1-19	2,500	1,733
		5,663
Michigan - 1.67%
The Economic Development Corporation of the City of Dearborn (Michigan), Limited Obligation Revenue and Refunding Revenue Bonds (Henry Ford Village, Inc. Project), Series 2008:
6.000%, 11-15-18	1,090	855
7.000%, 11-15-38	2,250	1,584
The Economic Development Corporation of the City of East Lansing, Limited Obligation First Mortgage, Revenue Bonds (Burcham Hills Retirement Center II Project), Series 2007 B-1,
5.250%, 7-1-37	775	400
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.750%, 9-1-17	1,500	1,151
The Economic Development Corporation of the Charter Township of Meridian, Limited Obligation First Mortgage, Revenue Refunding Bonds (Burcham Hills Retirement Center II Project), Series 2007A-1,
5.250%, 7-1-26	1,550	894
Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds (Michigan Technical Academy Project), Series 2006:
6.375%, 2-1-26	1,000	724
6.500%, 2-1-36	1,000	671
		6,279
Minnesota - 0.54%
Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facility Revenue Bonds, Series 2006 (Healthpartners Obligated Group Project),
5.250%, 5-15-36	3,500	2,020

Mississippi - 0.51%
Mississippi Hospital Equipment and Facilities Authority, Hospital Refunding and Improvement Revenue Bonds (South Central Regional Medical Center), Series 2006:
5.000%, 12-1-15	590	488
5.250%, 12-1-21	595	431
Warren County, Mississippi, Gulf Opportunity Zone Bonds, 2008 Series A,
6.500%, 9-1-32	1,500	1,014
		1,933
Missouri - 19.61%
City of Ballwin, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Series 2002A (Ballwin Town Center Redevelopment Project),
6.250%, 10-1-17	2,200	1,773
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004:
6.000%, 3-1-19	2,610	2,022
6.250%, 3-1-24	1,000	713
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2006,
5.625%, 3-1-25	325	210
The Industrial Development Authority of the City of Branson, Missouri, Tax Increment Revenue Bonds, Series 2006A (Branson Shoppes Redevelopment Project),
5.950%, 11-1-29	3,000	1,986
The Branson, Missouri, Regional Airport Transportation Development District, Airport Revenue Bonds (Branson, Missouri Airport Project), Series 2007B,
6.000%, 7-1-37	1,500	879
The Industrial Development Authority of the City of Bridgeton, Missouri, Sales Tax Revenue Bonds, Series 2008A (Hilltop Community Improvement District Project),
5.875%, 11-1-35	2,750	1,659
Broadway-Fairview Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
6.125%, 12-1-36	400	239
City of Chillicothe, Missouri, Tax Increment Revenue Bonds (South U.S. 65 Project), Series 2006:
5.625%, 4-1-24	860	594
5.625%, 4-1-27	1,500	969
Crossings Community Improvement District, Revenue Bonds (Wildwood, Missouri), Series 2006,
5.000%, 3-1-26	2,000	1,284
City of Des Peres, Missouri, Tax Increment Refunding Revenue Bonds, Series 2002A (West County Center Project),
5.750%, 4-15-20	4,000	3,011
The Elm Point Commons Community Improvement District (St. Charles, Missouri), Special Assessment Revenue Bonds, Series 2007,
5.750%, 3-1-27	1,940	1,226
The Industrial Development Authority of the City of Grandview, Missouri, Tax Increment Revenue Bonds, Series 2006 (Grandview Crossing Project 1),
5.750%, 12-1-28	1,000	488
Grindstone Plaza Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A:
5.250%, 10-1-21	500	300
5.400%, 10-1-26	760	436
5.500%, 10-1-31	1,160	632
5.550%, 10-1-36	285	150
City of Harrisonville, Missouri, Annual Appropriation-Supported Tax Increment and Sales Tax Refunding Revenue Bonds (Harrisonville Towne Center Project), Series 2007,
4.625%, 11-1-28	1,630	1,384
City of Jennings, Missouri, Tax Increment and Community Improvement Refunding Revenue Bonds, Series 2006 (Northland Redevelopment Area Project):
4.750%, 11-1-16	1,570	1,213
5.000%, 11-1-23	2,780	1,813
The Industrial Development Authority of the City of Kansas City, Missouri, Health Care Facilities First Mortgage Revenue Bonds (The Bishop Spencer Place, Incorporated Project), Series 1994:
6.250%, 1-1-24	2,500	1,762
6.500%, 1-1-35	1,500	982
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.900%, 3-1-24	2,500	1,951
City of Lake Ozark, Missouri, Neighborhood Improvement District Bonds (Osage National Project), Series 2005:
5.600%, 3-1-11	270	265
5.600%, 3-1-17	685	576
6.100%, 3-1-25	1,390	1,019
Lakeside 370 Levee District (St. Charles County, Missouri), Levee District Improvement Bonds, Series 2008,
7.000%, 4-1-28	4,800	3,506
The Industrial Development Authority of the City of Lee's Summit, Missouri, Infrastructure Facilities Revenue Bonds (Kensington Farms Improvement Project), Series 2007,
5.750%, 3-1-29	1,185	722
The Industrial Development Authority of the City of Lee's Summit, Missouri, Senior Living Facilities Revenue Bonds (John Knox Village Obligated Group), Series 2007A,
5.125%, 8-15-32	3,700	2,209
City of Liberty, Missouri, Tax Increment Revenue Bonds (Liberty Triangle Project), Series 2004,
5.750%, 9-1-24	650	447
City of Liberty, Missouri, Tax Increment Revenue Bonds (Liberty Triangle Project), Series 2007,
5.500%, 10-1-22	260	181
M150 and 135th Street Transportation Development District, Transportation Sales Tax Revenue Bonds (State Line Station Project-Kansas City, Missouri), Series 2004,
6.000%, 10-1-34	2,700	2,693
City of Maplewood, Missouri, Tax Increment Refunding Revenue Bonds, Series 2005 (Maplewood South Redevelopment Area Project),
5.750%, 11-1-26	1,700	1,121
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Events Center Project), Series 2008D:
5.750%, 4-1-33	750	726
5.750%, 4-1-38	900	864
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Missouri,Eastland Center Project, Phase IV, Series 2000B,
5.125%, 4-1-22	875	966
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of St. Joseph, Missouri - Triumph Foods, LLC Project, Series 2004A:
6.000%, 3-1-15	1,000	1,048
5.250%, 3-1-25	400	361
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Branson, Missouri) (Branson Landing Project), Series 2004A:
5.500%, 12-1-24	2,000	1,351
5.625%, 12-1-28	1,000	643
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of St. Joseph, Missouri - Sewerage System Improvements Project, Series 2004C,
5.000%, 3-1-25	3,500	3,328
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Branson, Missouri - Branson Landing Project), Series 2005A,
6.000%, 6-1-20	1,000	797
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Crackerneck Creek Project), Series 2006C,
5.000%, 3-1-28	1,100	986
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Centerpoint Project), Series 2007E,
5.125%, 4-1-27	3,075	2,836
Missouri Development Finance Board, Research Facility Revenue Bonds, Series 2007 (Midwest Research Institute Project),
4.500%, 11-1-27	3,500	2,077
The City of Nevada, Missouri (Nevada Regional Medical Center), Hospital Revenue Bonds, Series 2001,
6.750%, 10-1-22	2,000	2,257
The Industrial Development Authority of the County of Platte County, Missouri, Transportation Revenue Bonds (Zona Rosa Phase II Retail Project), Series 2007,
6.850%, 4-1-29	3,225	2,360
City of Raytown, Missouri, Annual Appropriation-Supported Tax Increment and Sales Tax Revenue Bonds (Raytown Live Redevelopment Plan-Redevelopment Project Area 1), Series 2007,
5.125%, 12-1-31	2,625	2,385
City of Riverside, Missouri, L-385 Levee Redevelopment Plan, Tax Increment Revenue Bonds (L-385 Levee Project), Series 2004,
5.250%, 5-1-20	2,000	1,885
The Industrial Development Authority of St. Joseph, Missouri, Healthcare Revenue Bonds (Living Community of St. Joseph Project), Series 2002,
7.000%, 8-15-32	3,000	2,359
The Industrial Development Authority of St. Joseph, Missouri, Special Obligation Revenue Bonds (City of St. Joseph, Missouri - Sewerage System Improvements Project), Series 2007,
5.000%, 4-1-27	1,325	1,251
The Industrial Development Authority of the County of St. Louis, Missouri, Senior Living Facilities Revenue Bonds (Friendship Village of West County), Series 2007A,
5.500%, 9-1-28	1,250	871
The Industrial Development Authority of the City of St. Louis,
      Missouri, Tax Increment and Community Improvement
      District Refunding Revenue Bonds, Series 2007
      (Loughborough Commons Redevelopment Project),

5.750%, 11-1-27	3,500	2,292
The St. Charles Riverfront Transportation Development District, St. Charles, Missouri, Revenue Bonds (River Bluff Drive Improvement Project), Series 2005:
5.000%, 10-1-20	800	545
5.250%, 4-1-25	400	250
Stone Canyon Community Improvement District, Independence, Missouri, Revenue Bonds (Public Infrastructure Improvement Project), Series 2007,
5.750%, 4-1-27	1,250	799
		73,652
Nevada - 1.57%
Clark County, Nevada, Special Improvement District No. 142 (Mountain's Edge), Local Improvement Bonds, Series 2003:
5.800%, 8-1-15	1,940	1,500
6.375%, 8-1-23	1,460	976
Overton Power District No. 5 (Nevada), Special Obligation Revenue Bonds, Series 2008,
8.000%, 12-1-38	3,265	3,403
		5,879
New Hampshire - 0.64%
Lisbon Regional School District, New Hampshire, General Obligation Capital Appreciation School Bonds,
0.000%, 2-1-13	530	503
New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A:
5.000%, 7-1-12	510	461
5.750%, 7-1-22	2,000	1,441
		2,405
New Jersey - 3.39%
Burlington County Bridge Commission (Burlington County, New Jersey), Economic Development Bonds (The Evergreens Project), Series 2007,
5.625%, 1-1-38	1,750	987
New Jersey Economic Development Authority, Economic Development Bonds, Kapkowski Road Landfill Reclamation Improvement District Project (City of Elizabeth), Series 1998A:
5.500%, 4-1-12	4,450	4,368
6.375%, 4-1-18	2,385	2,875
New Jersey Economic Development Authority, Special Facility Revenue Bonds (Continental Airlines, Inc. Project), Series 1999,
6.250%, 9-15-19	5,615	3,271
New Jersey Economic Development Authority, Fixed Rate First Mortgage Revenue Bonds (Lions Gate Project), Series 2005A:
5.750%, 1-1-25	710	473
5.875%, 1-1-37	1,230	743
		12,717
New York - 3.95%
Nassau County Industrial Development Agency, Continuing Care Retirement Community Revenue Bonds (Amsterdam at Harborside Project), Series 2007A,
6.700%, 1-1-43	4,000	2,736
New York City Industrial Development Agency, Special Facility Revenue Bonds, Series 2005 (American Airlines, Inc. John F. Kennedy International Airport Project),
7.750%, 8-1-31	3,500	2,115
Suffolk County Industrial Development Agency (New York), Assisted Living Facility Revenue Bonds (Medford Hamlet Assisted Living Project), Series 2005,
6.375%, 1-1-39	2,000	1,207
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999A (The Southampton Hospital Association Civic Facility),
7.250%, 1-1-20	2,810	2,363
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	4,665	3,643
Suffolk County Industrial Development Agency (New York), Continuing Care Retirement Community, Fixed Rate Revenue Bonds (Peconic Landing at Southold, Inc. Project - Series 2000A),
8.000%, 10-1-20	1,900	1,692
City of Yonkers Industrial Development Agency, Civic Facility Revenue Bonds (St. John's Riverside Hospital Project), Series 2001B,
7.125%, 7-1-31	1,455	1,067
		14,823
North Carolina - 2.10%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Pennybyrn at Maryfield Project), Series 2005A,
5.650%, 10-1-25	2,000	1,264
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2003 A,
5.500%, 1-1-12	2,000	2,052
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2003 C,
5.500%, 1-1-14	2,000	2,043
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1999 D,
6.700%, 1-1-19	2,500	2,526
		7,885
Ohio - 1.15%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2,
5.750%, 6-1-34	2,000	1,120
Ohio Air Quality Development Authority, State of Ohio, Air Quality Revenue Bonds (Ohio Power Company Project), Series 2008A,
7.125%, 6-1-41	2,000	2,000
Toledo Lucas County Port Authority, Development Revenue Bonds (Northwest Ohio Bond Fund), Series 2004C (Toledo Express Airport Project),
6.375%, 11-15-32	1,650	1,212
		4,332
Oklahoma - 1.77%
Oklahoma County Finance Authority, Retirement Facility Revenue Bonds (Concordia Life Care Community), Series 2005A,
6.125%, 11-15-25	1,500	1,015
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2006 Series B,
5.750%, 9-1-36	3,430	3,291
The Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds, (Waste Management of Oklahoma, Inc. Project), Series 2004A,
7.000%, 12-1-21	2,400	2,334
		6,640
Oregon - 1.38%
The Hospital Facility Authority of Deschutes County, Oregon, Hospital Revenue Refunding Bonds (Cascade Heathcare Community, Inc.), Series 2008,
8.250%, 1-1-38	5,000	5,179

Pennsylvania - 2.08%
Allegheny County Hospital Development Authority, Health System Revenue Bonds (West Penn Allegheny Health System), Series 2007A:
5.000%, 11-15-17	3,000	2,030
5.000%, 11-15-28	1,500	758
The Borough of Langhorne Manor, Higher Education and Health Authority (Bucks County, Pennsylvania), Hospital Revenue Bonds, Series of 1992 (The Lower Bucks Hospital):
7.300%, 7-1-12	2,380	2,222
7.350%, 7-1-22	3,400	2,788
		7,798
Rhode Island - 0.33%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series 1999,
5.750%, 10-1-14	1,400	1,225

South Carolina - 1.94%
South Carolina Jobs - Economic Development Authority, First Mortgage Health Care Facilities, Refunding and Revenue Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2007,
5.625%, 5-1-42	1,000	573
South Carolina Jobs - Economic Development Authority, Revenue Bonds (The Woodlands at Furman Project), Series 2007A:
6.000%, 11-15-37	1,000	628
6.000%, 11-15-42	2,500	1,540
Tobacco Settlement Revenue Management Authority, 5% Tobacco Settlement Asset-Backed Refunding Bonds, Series 2008,
5.000%, 6-1-18	5,000	4,544
		7,285
Tennessee - 2.62%
Memphis-Shelby County Airport Authority, Airport Revenue Bonds, Series 1999D,
6.000%, 3-1-19	5,000	4,721
The Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue Bonds (Wellmont Health System Project), Series 2006C,
5.250%, 9-1-36	1,000	579
Upper Cumberland Gas Utility District (of Cumberland County, Tennessee) Gas System Revenue Refunding Bonds, Series 2005:
6.800%, 5-1-19	1,925	1,627
6.900%, 5-1-29	3,750	2,898
		9,825
Texas - 7.13%
Alliance Airport Authority, Inc., Special Facilities Revenue Bonds, Series 1991 (American Airlines, Inc. Project),
7.000%, 12-1-11	4,000	2,585
Alliance Airport Authority, Inc., Special Facilities Revenue Refunding Bonds, Series 2007 (American Airlines, Inc. Project),
5.250%, 12-1-29	2,750	885
Harris County Health Facilities Development Corporation, Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series 2008B,
7.250%, 12-1-35	2,000	2,035
HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Legacy at Willow Bend Project), Series 2006A:
5.250%, 11-1-11	500	461
5.750%, 11-1-36	1,500	864
HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (The Village at Gleannloch Farms, Inc. Project), Series 2006A:
5.250%, 2-15-12	600	542
5.250%, 2-15-13	600	524
5.250%, 2-15-14	700	590
5.250%, 2-15-15	700	570
5.500%, 2-15-27	1,500	935
Hopkins County Hospital District (A political subdivision of the State of Texas located in Hopkins County), Hospital Revenue Bonds, Series 2008,
6.000%, 2-15-38	1,750	1,146
City of Houston Health Facilities, Development Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project) Series 2004A,
7.000%, 2-15-26	1,500	1,812
Lubbock Health Facilities Development Corporation, Fixed Rate First Mortgage Revenue and Refunding Bonds (Carillon Senior Life Care Community Project), Series 2005A,
6.625%, 7-1-36	5,000	3,407
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A,
7.250%, 11-15-19	1,000	1,072
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 2006A:
6.000%, 11-15-26	750	472
6.000%, 11-15-36	5,015	2,889
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project), Series 2007:
5.625%, 11-15-27	250	159
5.750%, 11-15-37	6,000	3,576
Travis County Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Querencia at Barton Creek Project), Series 2005A,
5.650%, 11-15-35	4,100	2,267
		26,791
Utah - 1.08%
Municipal Building Authority of Uintah County, Utah, Lease Revenue Bonds, Series 2008A:
5.300%, 6-1-28	2,350	2,214
5.500%, 6-1-37	2,000	1,857
		4,071
Virginia - 3.39%
Economic Development Authority of James City County, Virginia, Residential Care Facility Revenue Bonds (Virginia United Methodist Homes of Williamsburg, Inc.), Series 2007A:
5.400%, 7-1-27	2,500	1,502
5.500%, 7-1-37	2,500	1,385
Industrial Development Authority of the City of Lexington, Virginia, Hospital Facility Revenue Bonds (Stonewall Jackson Hospital), Series 2000:
7.000%, 7-1-25	855	634
7.000%, 7-1-25	715	552
The Marquis Community Development Authority (Virginia), Revenue Bonds, Series 2007,
5.625%, 9-1-18	4,000	3,053
Norfolk Redevelopment and Housing Authority, First Mortgage Revenue Bonds (Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project), Series 2004A:
6.000%, 1-1-25	1,000	686
6.125%, 1-1-35	3,640	2,351
Norfolk Redevelopment and Housing Authority, Multifamily Rental Housing Facility Revenue Bonds, Series 1996 (1016 Limited Partnership - Sussex Apartments Project),
8.000%, 9-1-26	3,070	2,569
		12,732
Washington - 1.74%
Port of Anacortes, Washington, Revenue and Refunding Bonds, 1998 Series A,
5.625%, 9-1-16	3,000	2,702
Port of Sunnyside, Yakima County, Washington, Revenue Bonds, 2008 (Industrial Wastewater Treatment System),
6.625%, 12-1-21	2,250	1,865
Public Hospital District No. 1, Skagit County, Washington (Skagit Valley Hospital) Hospital Revenue Bonds, 2007,
5.750%, 12-1-28	1,510	916
Washington Health Care Facilities Authority, Revenue Bonds, Series 2007C (Virginia Mason Medical Center),
5.500%, 8-15-36	1,500	1,064
		6,547
Wisconsin - 0.54%
Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 2004A (Beaver Dam Community Hospitals, Inc. Project):
6.500%, 8-15-24	1,000	687
6.500%, 8-15-26	2,000	1,333
		2,020
Wyoming - 0.95%
Wyoming Municipal Power Agency, Power Supply System Revenue Bonds, 2008 Series A,
5.500%, 1-1-38	4,000	3,555

TOTAL MUNICIPAL BONDS - 99.17%		$372,415
(Cost: $488,189)

SHORT-TERM SECURITIES
Municipal Obligations - Non-Taxable - 0.47%
Colorado
Exempla General Improvement District, City of Lafayette,
      Colorado, Special Improvement District No. 02-01,
      Special Assessment Revenue Refunding and Improvement
      Bonds, Series 2002 (Wells Fargo Bank, N.A.),

1.100%, 1-2-09 (A)	1,755	1,755

Municipal Obligations - Taxable - 0.36%
Colorado
Steamboat Springs Redevelopment Authority, Colorado, Tax Increment Adjustable Rate Revenue Bonds (Base Area Redevelopment Project), Series 2007 (Wells Fargo Bank, N.A.),
0.750%, 1-7-09 (A)	1,345	1,345

TOTAL SHORT-TERM SECURITIES - 0.83%		$3,100
(Cost: $3,100)

TOTAL INVESTMENT SECURITIES - 100.00%		$375,515
(Cost: $491,289)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$ ---	$(769)
Level 2 - Other Significant Observable Inputs	375,515	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$375,515	$(769)

(A)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.
(B)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal High Income Fund, Inc.
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date:	February 26, 2009

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	February 26, 2009